Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 98,521,000	$ 124,295,000	$ 103,297,000
Working capital	91,000,000	109,000,000
Long-term investments-common shares held	95,608,000	64,621,000
Increased/decreased in other comprehensive income on assumption	10,000,000	6,000,000
Minto derivative liability [member]
Disclosure of detailed information about financial instruments [line items]
Minimum market price of copper before Minto top up payment is required	2.50
Fair value of Minto derivative liability	0
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments-common shares held	$ 95,608,000	$ 64,621,000
Kutcho [member]
Disclosure of detailed information about financial instruments [line items]
Non convertible debt interest rate	15.00%
Volatility rate	30.00%
Interest rate description	If (i) the market interest rate used had been 2% lower or higher at the respective balance sheet date; or (ii) the implied volatility used had been 10% higher or lower at the respective balance sheet date, then the value of the Kutcho Convertible Note receivable would have increased or decreased by approximately $1 million.
Increase decrease in convertible note receivable	$ 1,000,000